LINE OF CREDIT AND LONG TERM LIABILITIES (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Nov. 30, 2011 Term Loan [Member]	Apr. 30, 2013 Term Loan [Member]	Oct. 31, 2012 Term Loan [Member]	Nov. 09, 2011 Term Loan [Member]
Percentage Of Borrowing Base For Line Of Credit Facility		80.00%		80.00%
Line of Credit Facility, Interest Rate During Period		0.25%		0.25%
Line of Credit Facility, Expiration Date		Dec. 26, 2013		Dec. 26, 2013
Debt Instrument, Face Amount									$ 500,000
Line of Credit Facility, Amount Outstanding		500,000		1,970,000					2,300,000
Line of Credit Facility, Maximum Borrowing Capacity		4,000,000		4,000,000					3,000,000
Line of Credit Facility, Frequency of Payments								equal monthly payments
Debt Instrument, Basis Spread on Variable Rate						2.25%
Line Of Credit Facility Repayment Period								36 months
Debt Instrument, Maturity Date							Mar. 01, 2015
Debt Instrument, Previous Borrowing Capacity							500,000
Debt Instrument, Maximum Borrowing Capacity							3,000,000
Debt Instrument, Frequency of Periodic Payment							monthly
Debt Instrument, Period Of Periodic Payment							36 months
Debt Instrument, Description of Variable Rate Basis							prime rate plus a margin of 2.25%.
Other Long-term Debt							1,900,000
Debt Instrument, Interest Rate During Period		80,000	73,000	206,000	86,000
Repayments of Lines of Credit	$ 1,480,000